Additional Notes - Summary of Capital Management (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Management [Line Items]
Stockholders' Equity	€ 157,409,549	€ 244,875,943	€ 621,322,017	€ 394,701,772
In % of Total Capital	6.60%	9.60%
Total Liabilities	€ 2,239,522,714	€ 2,311,378,273
In % of Total Capital	93.40%	90.40%
Total Capital	€ 2,396,932,263	€ 2,556,254,216